Income Taxes - Schedule of Components of Loss before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
U.S.	$ (64,394)	$ (56,758)	$ (48,650)
Foreign	119	(821)	(3,532)
Loss before income taxes	$ (64,275)	$ (57,579)	$ (52,182)